Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	ZTO Express (Cayman) Inc.
Entity Central Index Key	0001677250
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	579,363,859
Class B ordinary shares
Entity Common Stock, Shares Outstanding	206,100,000
Ordinary shares
Entity Common Stock, Shares Outstanding	785,463,859